Trade receivables - Summary of Detailed Information About Trade Receivables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Disclosure of reconciliation of changes in goodwill [line items]
Trade receivables	¥ 282,113	$ 44,270	¥ 164,592
Gross
Disclosure of reconciliation of changes in goodwill [line items]
Trade receivables	336,136		182,955
Accumulated depreciation
Disclosure of reconciliation of changes in goodwill [line items]
Trade receivables	¥ (54,023)		¥ (18,363)